Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 49,898	$ 66,837
Prepaid expenses and other current assets	962	764
Total current assets	50,860	67,601
Property and equipment, net	22	25
Deferred tax asset		1,599
Intangible assets, net	59,644	60,900
Goodwill	7,256	7,256
Other assets	151	150
Total assets	117,933	137,531
Current liabilities:
Accounts payable	1,880	1,089
Accrued liabilities	7,877	14,868
Total current liabilities	9,757	15,957
Long-term debt	18,424	18,434
Warrant liability	26,018	11,090
Supply agreement liability, noncurrent	25,078	25,078
Total liabilities	79,277	70,559
Commitments and contingencies (Note 7)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at March 31, 2017 and December 31, 2016	44	44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at March 31, 2017 and December 31, 2016; 35,335,026 shares issued and outstanding at March 31, 2017 and December 31, 2016	353	353
Additional paid-in capital	197,144	195,975
Accumulated deficit	(158,885)	(129,400)
Total stockholders’ equity	38,656	66,972
Total liabilities and stockholders’ equity	$ 117,933	$ 137,531